Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Shares

The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share as their effect would be anti-dilutive for the years ended December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Stock options	522,850	22,850
Warrants	10,239,831	2,211,730
	10,762,681	2,234,580